Unaudited Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Common Stock	Common Stock and Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Accumulated Other Comprehensive Loss	Non-controlling Interests	Common Stock
Accumulated other comprehensive loss (note 15)					$ (2,273)
Common Stock, Dividends, Per Share, Declared	$ 0.055
Net income (loss) attributable to the shareholders of Teekay Corporation – basic and diluted				$ (84,257)
Net Income (Loss) Attributable to Noncontrolling Interest							$ 22,793
Beginning Balance (in shares) at Dec. 31, 2018		100,435,000
Beginning Balance at Dec. 31, 2018	$ 2,867,028		$ 1,045,659	(234,395)			2,058,037
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(61,464)
Other comprehensive loss	(22,347)					$ (7,247)	(15,100)
Dividends declared:	13,892			5,385			13,892	$ 5,385
Employee stock compensation and other, number of shares		264,000
Employee stock compensation and other	2,964		2,964
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(2,991)			606		(1,604)	(1,993)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	7,823			1,526		0
Changes to non-controlling interest from equity contributions and other							(9,349)
Ending Balance (in shares) at Mar. 31, 2019		100,699,000
Ending Balance at Mar. 31, 2019	2,756,090		1,048,623	(321,905)			2,040,496
Net income (loss) attributable to the shareholders of Teekay Corporation – basic and diluted	(123,742)
Net Income (Loss) Attributable to Noncontrolling Interest	28,167
Beginning Balance (in shares) at Dec. 31, 2018		100,435,000
Beginning Balance at Dec. 31, 2018	2,867,028		1,045,659	(234,395)			2,058,037
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(95,575)
Other comprehensive loss	(53,529)
Ending Balance (in shares) at Jun. 30, 2019		100,784,000
Ending Balance at Jun. 30, 2019	$ 2,672,625		1,049,531	(361,162)			2,005,399
Accumulated other comprehensive loss (note 15)					(11,124)
Common Stock, Dividends, Per Share, Declared	$ 0.000
Net income (loss) attributable to the shareholders of Teekay Corporation – basic and diluted	$ (39,485)			(39,485)
Net Income (Loss) Attributable to Noncontrolling Interest	5,374						5,374
Beginning Balance (in shares) at Mar. 31, 2019		100,699,000
Beginning Balance at Mar. 31, 2019	2,756,090		1,048,623	(321,905)			2,040,496
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(34,111)
Other comprehensive loss	(31,182)					(10,019)	(21,163)
Dividends declared:	16,574						16,574
Employee stock compensation and other, number of shares		85,000
Employee stock compensation and other	908		908
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	2,506			228
Changes to non-controlling interest from equity contributions and other							(2,734)
Ending Balance (in shares) at Jun. 30, 2019		100,784,000
Ending Balance at Jun. 30, 2019	2,672,625		1,049,531	(361,162)			2,005,399
Accumulated other comprehensive loss (note 15)					(21,143)
Accumulated other comprehensive loss (note 15)	$ (23,737)				(23,737)
Common Stock, Dividends, Per Share, Declared	$ 0.000
Net income (loss) attributable to the shareholders of Teekay Corporation – basic and diluted				(49,805)
Net Income (Loss) Attributable to Noncontrolling Interest							101,807
Beginning Balance (in shares) at Dec. 31, 2019	100,784,422	100,784,000
Beginning Balance at Dec. 31, 2019	$ 2,571,593		1,052,284	(546,684)			2,089,730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	52,002
Other comprehensive loss	(53,911)					(17,624)	(36,287)
Dividends declared:	16,353						16,353
Employee stock compensation and other, number of shares		324,000
Employee stock compensation and other	1,238		1,238
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(53,300)			(17,216)			(36,084)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	14,605			2,912		(321)
Changes to non-controlling interest from equity contributions and other							(17,196)
Ending Balance (in shares) at Mar. 31, 2020		101,108,000
Ending Balance at Mar. 31, 2020	2,486,664		1,053,522	(610,793)			2,085,617
Net income (loss) attributable to the shareholders of Teekay Corporation – basic and diluted	(28,082)
Net Income (Loss) Attributable to Noncontrolling Interest	$ 205,584
Beginning Balance (in shares) at Dec. 31, 2019	100,784,422	100,784,000
Beginning Balance at Dec. 31, 2019	$ 2,571,593		1,052,284	(546,684)			2,089,730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	177,502
Other comprehensive loss	$ (62,103)
Ending Balance (in shares) at Jun. 30, 2020	100,784,683	101,107,000
Ending Balance at Jun. 30, 2020	$ 2,587,241		1,054,890	(472,252)			2,058,273
Accumulated other comprehensive loss (note 15)					(41,682)
Common Stock, Dividends, Per Share, Declared	$ 0.000
Net income (loss) attributable to the shareholders of Teekay Corporation – basic and diluted	$ 21,723			21,723
Net Income (Loss) Attributable to Noncontrolling Interest	103,777						103,777
Beginning Balance (in shares) at Mar. 31, 2020		101,108,000
Beginning Balance at Mar. 31, 2020	2,486,664		1,053,522	(610,793)			2,085,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	125,500
Other comprehensive loss	(8,192)					(2,958)	(5,234)
Dividends declared:	19,166						19,166
Employee stock compensation and other, number of shares		(1,000)
Employee stock compensation and other	1,368		1,368
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	$ 1,067			116,818		$ (9,030)
Changes to non-controlling interest from equity contributions and other							(106,721)
Ending Balance (in shares) at Jun. 30, 2020	100,784,683	101,107,000
Ending Balance at Jun. 30, 2020	$ 2,587,241		$ 1,054,890	$ (472,252)			$ 2,058,273
Accumulated other comprehensive loss (note 15)	$ (53,670)				$ (53,670)